Pension and Other Postretirement Benefits - Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	$ 30,519	$ 173,646	$ (100,345)
Amortization of prior service cost	(1,335)	(355)	(355)
Amortization of net actuarial loss	(34,381)	(23,656)	(34,177)
Prior service cost	0	6,661	0
Regulatory adjustment	5,646	(140,308)	123,630
Recognized in other comprehensive (income) loss	449	15,988	(11,247)
Net periodic benefit costs recognized in net income	50,451	38,172	48,141
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	50,900	54,160	36,894
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	26,949	163,215	(91,115)
Amortization of net actuarial loss	(32,743)	(22,872)	(32,261)
Regulatory adjustment	5,214	(129,031)	113,762
Recognized in other comprehensive (income) loss	(580)	11,312	(9,614)
Net periodic benefit costs recognized in net income	44,287	34,331	43,084
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	43,707	45,643	33,470
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	2,322	5,460	(662)
Amortization of net actuarial loss	(1,293)	(784)	(971)
Recognized in other comprehensive (income) loss	1,029	4,676	(1,633)
Net periodic benefit costs recognized in net income	3,308	2,820	2,879
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	4,337	7,496	1,246
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	1,248	4,971	(8,568)
Amortization of prior service cost	(1,335)	(355)	(355)
Amortization of net actuarial loss	(345)		(945)
Prior service cost		6,661
Regulatory adjustment	432	(11,277)	9,868
Net periodic benefit costs recognized in net income	2,856	1,021	2,178
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 2,856	$ 1,021	$ 2,178